Segment Information - Revenue by Geographic Region (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	$ 482,449	$ 505,686	$ 463,049
Continuing and discontinued operations
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	482,449	517,739	463,049
North America | Continuing and discontinued operations
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	2,259	4,248	5,513
Europe | Continuing and discontinued operations
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	179,009	142,688	124,857
Asia | Continuing and discontinued operations
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	67,468	135,614	91,552
South America | Continuing and discontinued operations
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	232,394	208,751	212,616
Other | Continuing and discontinued operations
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	$ 1,319	$ 26,438	$ 28,511